Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands																		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 04, 2025	Aug. 01, 2025	Jul. 09, 2025	Mar. 31, 2025	Mar. 28, 2025	Feb. 05, 2025	Feb. 04, 2025	Feb. 03, 2025	Jan. 09, 2025	Nov. 15, 2024	Nov. 14, 2024	Oct. 23, 2024	Jul. 26, 2024	Jul. 15, 2024	Jul. 10, 2024	Jul. 10, 2024	May 01, 2024	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Jan. 21, 2025	Jan. 03, 2025	Oct. 11, 2024	May 31, 2024	Apr. 18, 2024	Dec. 31, 2022
Subsequent Event [Line Items]
Reverse stock split														1-for-10	1-for-10 reverse stock split	1-for-10 reverse stock split
Common stock, par value															$ 0.0001	$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Number of shares purchased													58,235						1,403,320		910,299	111,772	[1]				89,151	16,375
Exercise price																					$ 18.24
Number of shares reserved																			1,574,920		1,029,807	240,487
Stock Issued During Period, Shares, New Issues																			223,583	417	14,589	59,883
Net Carrying Value																			$ 1,420		$ 3,821	$ 2,867
Stock Issued During Period, Value, New Issues																		$ 2,754				11
Research and development credits carryforwards																					931	666
Valuation allowance																					5,500	8,300
Uncertain tax benefits																					1,799	$ 1,517							$ 1,239
Prior December 2017 [Member]
Subsequent Event [Line Items]
Operating loss carryforwards																					8,000
After December 2017 [Member]
Subsequent Event [Line Items]
Operating loss carryforwards																					60,200
Domestic Tax Jurisdiction [Member]
Subsequent Event [Line Items]
Operating loss carryforwards																					68,200
Research and development credits carryforwards																					1,100
State and Local Jurisdiction [Member]
Subsequent Event [Line Items]
Operating loss carryforwards																					88,000
Research and development credits carryforwards																					$ 1,000
Market Offering Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues							$ 11,200	$ 5,100
Securities Purchase Agreement [Member] | Series G Common Warrants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					504,417
Warrant [Member]
Subsequent Event [Line Items]
Number of shares purchased													50,000								910,299	111,772					4,458	6,333
Exercise price													$ 22.80
Stock Issued During Period, Value, New Issues													$ 1,000
Warrant [Member] | Placement Agency Agreement [Member]
Subsequent Event [Line Items]
Number of shares purchased					25,221				20,834		18,492
Stock Issued During Period, Shares, New Issues											18,492
Common Stock [Member]
Subsequent Event [Line Items]
Number of shares purchased																				110,271								110,271
Exercise price													$ 17.172															$ 48.00
Stock Issued During Period, Shares, New Issues																	1,162	223,583				13
Stock Issued During Period, Value, New Issues
Common Stock [Member] | Related Party [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																					170,834
Common Stock [Member] | Placement Agency Agreement [Member]
Subsequent Event [Line Items]
Exercise price									$ 10.20		$ 20.28
Stock Issued During Period, Shares, New Issues									416,667		369,823
Shares Issued, Price Per Share									$ 0.0001		$ 0.0001
Proceeds from Issuance of Common Stock									$ 4,300	$ 7,500
Common Stock [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Common stock, par value																										$ 5,100,000
Shares Issued, Price Per Share							$ 0.0001																			$ 0.0001
Proceeds from Issuance of Common Stock																			$ 2,900
Common Stock [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Exercise price					$ 7.80							$ 12.00
Stock Issued During Period, Shares, New Issues					227,084							170,836
Shares Issued, Price Per Share					$ 0.0001							$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split	1-for-12 Reverse Stock Split	1-for-12 reverse stock split
Common stock, par value			$ 0.0001
Subsequent Event [Member] | Settlement Of Two Thousand Twenty Four Bridge Loan [Member]
Subsequent Event [Line Items]
Bridge loan																								$ 200
Subsequent Event [Member] | Settlement Of Term Notes [Member] | Related Party [Member]
Subsequent Event [Line Items]
Net Carrying Value																									$ 1,400
Subsequent Event [Member] | Settlement Of Term Notes [Member] | 2023 Term Notes [Member]
Subsequent Event [Line Items]
Net Carrying Value																									500
Subsequent Event [Member] | Settlement Of Term Notes [Member] | 2022 Term Notes [Member]
Subsequent Event [Line Items]
Net Carrying Value																									400
Subsequent Event [Member] | Settlement Of Term Notes [Member] | 2021 Term Notes [Member]
Subsequent Event [Line Items]
Net Carrying Value																									700
Subsequent Event [Member] | Settlement Of Deferred Compensation [Member] | Director [Member]
Subsequent Event [Line Items]
Deferred compensation and accrued interest amount in cash																									$ 600
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues							$ 6,100
Subsequent Event [Member] | Market Offering Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues						$ 11,200	$ 5,100
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds from warrants				$ 3,900
Stock Issued During Period, Shares, New Issues					277,084
Shares Issued, Price Per Share					$ 7.80
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Pre-funded Warrants [Member]
Subsequent Event [Line Items]
Common stock, par value					$ 0.01
Number of shares purchased					227,334
Exercise price					$ 7.788
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series G Common Warrants [Member]
Subsequent Event [Line Items]
Number of shares purchased					504,417
Exercise price					$ 8.3448
Subsequent Event [Member] | 2023 Plan [Member] | Minimum [Member]
Subsequent Event [Line Items]
Number of shares reserved			32,815
Subsequent Event [Member] | 2023 Plan [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares reserved			282,815
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of shares purchased			549,596
Exercise price			$ 8.40
Gross proceeds from warrants			$ 4,600
Subsequent Event [Member] | Series H Warrants [Member]
Subsequent Event [Line Items]
Number of shares purchased			549,587
Exercise price			$ 8.40
Warrant exercisable years			6 months
Warrants outstanding term			5 years 6 months
Subsequent Event [Member] | Common Stock [Member] | Placement Agency Agreement [Member]
Subsequent Event [Line Items]
Exercise price									$ 10.20
Stock Issued During Period, Shares, New Issues									416,667
Shares Issued, Price Per Share									$ 0.0001
Proceeds from Issuance of Common Stock									$ 4,300
Subsequent Event [Member] | Common Stock [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Shares Issued, Price Per Share							$ 0.0001

[1]	Retrospectively restated for reverse recapitalization.